Leases (Details Narrative) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Jul. 14, 2020	Jul. 10, 2020	Dec. 31, 2019	Oct. 01, 2019	Jan. 02, 2019
Lease receivables, payments expected to be received	$ 244,265	$ 45,856
Inventory	143,358	30,000
Operating lease, right-of-use asset	221,898	249,319			$ 138,531
Operating lease liability	$ 236,219	$ 276,741			$ 137,160
Weighted average discount rate		11.98%					11.98%
Fairfield, CA [Member]
Operating lease, right-of-use asset				$ 164,114
Operating lease liability				156,364
Remaining lease term	1 year 5 months 1 day	1 year 8 months 2 days
Prepaid rent				$ 7,750
Security deposit	$ 7,750	$ 7,750
Surrey, BC [Member]
Operating lease, right-of-use asset			$ 133,825
Operating lease liability			125,014
Remaining lease term	2 years 3 months 29 days	2 years 6 months 29 days
Prepaid rent			8,811
Surrey, BC [Member] | CAD [Member]
Prepaid rent			$ 11,948
Copier Lease [Member]
Lease agreement term						5 years
Operating lease, right-of-use asset						$ 8,683
Operating lease liability						$ 8,683
Remaining lease term	3 years 6 months					3 years 9 months